Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in routine litigation that arises in the ordinary course of business. There are no pending significant legal proceedings to which the Company is a party for which management believes the ultimate outcome would have a material adverse effect on the Company's financial position.

The Company maintains a head office at 23101 Lake Center Drive, Suite 100, Lake Forest, CA 92630. This property is leased until March 31, 2017 at $ 2,636 per month. . Effective February 21, 2018, the lease was extended to March 31, 2019. The basic rent is abated for April 2018 with rent of $3,494.25 from May 1, 2018 to March 31, 2019.

The following summarizes estimated future lease expense as of June 30, 2018 related to the office:

Years Ending December 31,	Amount
2018	20,966
2019	10,483
2020	-
2021	-
2022	-
Thereafter	-
31,449